Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ (1,325)	$ 335	$ (81)
Deferred tax liability (asset)	1,402	91	491	$ (569)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			1,021
Discontinued operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ 0	$ 0	$ 40